Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	May 31, 2016	Aug. 31, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000129654
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,328	$ 10,178	$ 10,559	$ 10,818	$ 11,019	$ 11,230	$ 11,264	$ 11,264	$ 11,432	$ 11,145	$ 11,487	$ 11,642	$ 12,075	$ 12,343	$ 12,326	$ 12,284	$ 13,169	$ 13,585	$ 14,010	$ 14,523	$ 14,869	$ 14,701	$ 14,324	$ 13,648	$ 13,232	$ 13,256	$ 13,281	$ 13,474	$ 13,757	$ 13,886	$ 14,561	$ 14,840	$ 15,438	$ 15,717	$ 15,822	$ 15,918	$ 16,553	$ 16,980	$ 17,513	$ 17,791
C000129655
Account Value [Line Items]
Accumulated Value	10,000	10,319	10,159	10,530	10,779	10,970	11,171	11,204	11,194	11,361	11,076	11,404	11,557	11,965	12,230	12,204	12,152	13,015	13,426	13,845	14,338	14,667	14,502	14,112	13,449	13,019	13,042	13,058	13,234	13,511	13,624	14,285	14,544	15,126	15,384	15,477	15,557	16,169	16,582	17,090	17,358
C000169038
Account Value [Line Items]
Accumulated Value	500,000	516,401	508,903	528,455	540,923	550,994	561,544	563,702	563,702	572,594	558,267	575,403	583,667	605,361	619,307	618,474	616,338	661,201	682,565	703,860	730,115	747,991	740,170	720,721	687,365	666,518	668,305	669,269	678,997	693,913	701,047	735,032	749,103	779,924	793,995	799,519	805,091	837,127	859,413	886,244	901,027
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,232	9,908	10,008	10,158	10,283	10,227	10,059	10,120	10,175	10,089	10,378	10,768	11,210	11,178	11,590	11,781	11,936	11,992	11,750	11,734	11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,232	9,908	10,008	10,158	10,283	10,227	10,059	10,120	10,175	10,089	10,378	10,768	11,210	11,178	11,590	11,781	11,936	11,992	11,750	11,734	11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	500,000	511,616	495,403	500,416	507,893	514,136	511,326	502,944	505,990	508,741	504,464	518,886	538,376	560,492	558,902	579,506	589,067	596,775	599,611	587,524	586,682	596,272	592,695	571,989	538,444	527,606	516,596	516,381	526,907	521,310	522,690	533,562	533,786	559,349	558,625	564,552	562,924	576,891	590,474	599,896	591,821
S&P Target Date Retirement Income Index
Account Value [Line Items]
Accumulated Value	10,000	10,249	10,113	10,394	10,587	10,754	10,989	11,001	11,056	11,247	10,986	11,245	11,382	11,801	12,085	12,038	12,186	12,786	13,095	13,264	13,610	13,916	13,811	13,458	12,844	12,509	12,568	12,647	12,869	13,102	13,207	13,803	14,022	14,681	14,842	14,971	15,131	15,775	16,253	16,737	17,036
S&P Target Date Retirement Income Index
Account Value [Line Items]
Accumulated Value	10,000	10,249	10,113	10,394	10,587	10,754	10,989	11,001	11,056	11,247	10,986	11,245	11,382	11,801	12,085	12,038	12,186	12,786	13,095	13,264	13,610	13,916	13,811	13,458	12,844	12,509	12,568	12,647	12,869	13,102	13,207	13,803	14,022	14,681	14,842	14,971	15,131	15,775	16,253	16,737	17,036
S&P Target Date Retirement Income Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 512,436	$ 505,671	$ 519,688	$ 529,362	$ 537,707	$ 549,432	$ 550,061	$ 552,788	$ 562,370	$ 549,322	$ 562,275	$ 569,093	$ 590,031	$ 604,235	$ 601,880	$ 609,301	$ 639,318	$ 654,754	$ 663,217	$ 680,514	$ 695,799	$ 690,562	$ 672,885	$ 642,211	$ 625,459	$ 628,405	$ 632,375	$ 643,435	$ 655,124	$ 660,357	$ 690,142	$ 701,108	$ 734,050	$ 742,086	$ 748,542	$ 756,539	$ 788,743	$ 812,657	$ 836,859	$ 851,777